Basic and Diluted Earnings Per Share Information	12 Months Ended
Feb. 28, 2023
Basic and Diluted Earnings Per Share Information [Abstract]
BASIC AND DILUTED EARNINGS PER SHARE INFORMATION

35. BASIC AND DILUTED EARNINGS PER SHARE INFORMATION

Basic and diluted earnings per share

The calculation of basic and diluted earnings per share has been based on the profit attributable to ordinary shareholders and the weighted average number of ordinary shares in issue.

	Year ended February 28
Figures in Rand	2023	2022	2021

Basic earnings
Profit attributable to ordinary shareholder of Karooooo (ZAR ’000)	597,153	449,953	318,183

Weighted average number of ordinary shares issued	30,951,106	29,528,020	20,332,894

Basic and diluted earnings per share (ZAR)	19.29	15.24	15.65

Diluted earnings per share

There are no dilutive instruments and therefore diluted earnings per share is the same as basic earnings per share.